Information Related to Stock Options and SAR Awards Exercised (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Net cash proceeds	$ 10,599	$ 25,862	$ 10,307
Intrinsic value	57,567	163,752	45,424
Income tax benefit	$ 14,008	$ 42,546	$ 14,031